Provisions	12 Months Ended
Dec. 31, 2023
Employee Benefits [Abstract]
Provisions	Provisions
The amounts of provisions in 2023 and 2022 are as follows:

	12/31/2023			12/31/2022
Millions of euros	Current	Non-current	Total	Current	Non-current	Total
Employee benefits	1,005	4,949	5,954	885	4,093	4,978
Termination plans	282	1,461	1,743	135	241	376
Post-employment defined benefit plans	12	428	440	9	329	338
Other benefits	711	3,060	3,771	741	3,523	4,264
Dismantling of assets	17	505	522	26	502	528
Other provisions	574	2,000	2,574	720	1,910	2,630
Total	1,596	7,454	9,050	1,631	6,505	8,136
a) Employee benefits
In 2023 the Group recorded a provision of 1,538 million euros (179 million euros in 2022), of which 1,320 million euros corresponds to Telefónica Spain mainly relating to the agreement reached with the most representative Trade Unions for the execution of Collective Redundancies, explained in Termination plans in this note (57 million euros in 2022). The distribution by segment of the restructuring costs, in terms of their impact on operating income, is as follows:

Millions of euros	2023	2022
Telefónica Spain	1,320	57
Telefónica Germany	11	16
Telefónica Hispam	128	98
Other companies	79	8
Total	1,538	179
Termination plans
The movement in provisions for termination plans in 2023 and 2022 is as follows:

Millions of euros	Total
Provisions for termination plans at 12/31/2021	628
Additions	106
Retirements/amount applied	(311)
Transfers	(43)
Translation differences, hyperinflation adjustments and accretion	(4)
Provisions for termination plans at 12/31/2022	376
Additions	1,520
Retirements/amount applied	(133)
Translation differences, hyperinflation adjustments and accretion	(20)
Provisions for termination plans at 12/31/2023	1,743
Telefónica Spain
On December 28, 2023 certain subsidiaries of Telefónica Spain, taking into account the concurrence of productive, organizational and technical causes, has reached an agreement with the most representative Trade Unions for the execution of collective redundancies up to a total of 3,420 employees, to which employees turning 56 years or older during 2024 and with a seniority of more than 15 years have adhered (see Note 2). This agreement was endorsed on January 3, 2024.
As a consequence of these agreements, a provision of 1,299 million euros has been recorded, charged to the personnel expenses heading of the consolidated income statement in 2023. The amount for this provision classified as current totaled 107 million euros.
The discount rate used for this termination plan at December 31, 2023 was 3.00% with an average plan length of 4.05 years.
Additionally, the III Collective Bargaining Agreement has been signed, valid until December 31, 2026 and extendable for another year, with the aim of moving towards a more digital, flexible company prepared for future challenges in a highly competitive context and deep transformation.
Post-employment defined benefit plans
The Group has a number of defined benefit plans in the countries where it operates. The following tables present the main data of these plans:

12/31/2023
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	236	764	74	15	1,089
Assets	(103)	(777)	—	(14)	(894)
Net provision before asset ceiling	133	(13)	74	1	195
Asset ceiling	—	200	—	—	200
Total	133	187	74	1	395
Net provision	143	201	86	10	440
Net assets	10	14	12	9	45

12/31/2022
Millions of euros	Germany	Brazil	Hispam	Others	Total
Obligation	208	622	64	19	913
Assets	(101)	(751)	—	(18)	(870)
Net provision before asset ceiling	107	(129)	64	1	43
Asset ceiling	—	266	—	—	266
Total	107	137	64	1	309
Net provision	117	138	75	8	338
Net assets	10	1	11	7	29
The movement in the present value of obligations in 2023 and 2022 is as follows:

Millions of euros	Germany	Brazil	Hispam	Other	Total
Present value of obligation at 12/31/2021	322	549	67	22	960
Translation differences	—	74	(7)	1	68
Current service cost	11	3	4	1	19
Interest cost	3	54	6	—	63
Actuarial losses and gains	(123)	(10)	3	—	(130)
Benefits paid	(5)	(48)	(4)	(1)	(58)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(2)	(4)	(6)
Present value of obligation at 12/31/2022	208	622	64	19	913
Translation differences	—	27	4	—	31
Current service cost	11	2	5	1	19
Interest cost	8	61	8	1	78
Actuarial losses and gains	15	101	2	—	118
Benefits paid	(6)	(49)	(5)	(1)	(61)
Plan curtailments	—	—	(3)	—	(3)
Other movements	—	—	(1)	(5)	(6)
Present value of obligation at 12/31/2023	236	764	74	15	1,089
Movements in the fair value of plan assets in 2023 and 2022 are as follows:

Millions of euros	Germany	Brazil	Other	Total
Fair value of plan assets at 12/31/2021	99	660	15	774
Translation differences	—	89	1	90
Interest income	1	65	—	66
Actuarial losses and gains	(1)	(2)	—	(3)
Company contributions	2	—	—	2
Benefits paid	(3)	(42)	—	(45)
Transfers	3	—	2	5
Other movements	—	(19)	—	(19)
Fair value of plan assets at 12/31/2022	101	751	18	870
Translation differences	—	31	—	31
Interest income	3	74	—	77
Actuarial losses and gains	—	(30)	—	(30)
Company contributions	2	—	—	2
Benefits paid	(3)	(45)	—	(48)
Transfers	—	—	(4)	(4)
Other movements	—	(4)	—	(4)
Fair value of plan assets at 12/31/2023	103	777	14	894
Telefónica Brazil post-employment benefit plans
Telefónica Brazil sponsors the following post-employment benefit plans:

Plans	Management entity	Sponsor
Health plans
Plano de Assistência Médica ao Aposentado y Programa de Coberturas Especiais (PAMA/PCE)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
Assistencia médica – Lei 9.656/98	Telefônica Brasil	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
Pension plans
PBS Assistidos (PBS-A)	Fundação Sistel de Seguridade Social	Telefônica Brasil, jointly and severally with other companies resulting from the privatization of Telebrás (Telecomunicações Brasileiras, S.A.)
CTB	Telefônica Brasil	Telefônica Brasil
Telefônica BD	Visão Prev	Telefônica Brasil
Planes VISAO	Visão Prev	Telefônica Brasil, Terra Networks, TGLog, TIS, IoTCo Brasil and CloudCo Brasil
The main actuarial assumptions used in valuing these plans are as follows:

	12/31/2023	12/31/2022
Discount rate	8.90% - 9.18%	9.75% - 9.83%
Nominal rate of salary increase	4.57% - 6.60%	4.57% - 6.35%
Long-term inflation rate	3.50%	3.50%
Growth rate for medical costs	6.61%	6.61%
Mortality tables	AT 2000 M/F	AT 2000 M/F
The discount rate and growth rate for medical costs are considered to be the most significant actuarial assumptions with a reasonable possibility of fluctuations depending on demographic and economic changes and may significantly change the amount of the post-employment benefit obligation. The sensitivity to changes in these assumptions is shown below:

	Present value of the discounted obligation at the current discount rate	Present value of the obligation by increasing the discount rate by 0.5%	Present value of the obligation by reducing the discount rate by 0.5%
Pension plans	405	391	420
Health plans	358	337	383
Total obligation	763	728	803

	Present value of the obligation at the current growth rate for medical costs	Present value of the obligation by increasing the rate by 1%	Present value of the obligation by reducing the rate by 1%
Pension plans	405	405	405
Health plans	358	409	317
Total obligation	763	814	722
Other employee benefits
Telefónica de España, Telefónica Móviles España and Telefónica Soluciones Individual Suspension Plans
In 2015 Telefónica de España, S.A.U., Telefónica Móviles España, S.A.U. and Telefónica Soluciones de Informática y Comunicaciones de España, S.A.U. signed the first Collective Bargaining Agreement of Related Companies (CEV). This agreement considered elements that included a plan of measures for individual suspension of the employment relationship in 2016 and 2017, applying principles of voluntariness, universality, non-discrimination and social responsibility. In December 2016, the Collective Bargaining Agreement of Related Companies was extended until 2018 by virtue of the provisions thereof. In September 2019 Telefónica España signed the second Collective Agreement of Related Companies that includes, among other aspects, an "Individual Suspension Plan" that was completely voluntary for the year 2019, with the same conditions as the previous one. In 2021, Telefónica España signed a Social Pact for Employment supported by the largest trade unions, which contemplated an Individual Suspension Plan of employment, fully voluntary.
These plans are based on mutual agreement between the company and employees and entail the possibility of voluntarily suspending the employment relationship for an initial three-year period, renewable for consecutive three-year periods until the retirement age. Employees who meet the age and seniority requirements may enter the Individual Suspension Plans (PSI) in the periods opened for these purposes.
At the end of each period, the current value of the forecast payment flows to meet the commitments of these programs (applying certain hypotheses regarding estimated number of accessions and future reintegration ratio) is recognized. At 2023 and 2022 year-ends, this figure was calculated using the biometric table PERM2020 published in the resolution of December 17, 2020 combined with the invalidity table published in the ministerial order of 1977 and a high quality credit market based interest rate.
The provision at December 31, 2023 amounted to 3,648 million euros (4,150 million euros at December 31, 2022).
The discount rate used for these provisions at December 31, 2023 was 3.08% with an average plans length of 3.18 years.
Sensitivity of the valuation
The table below shows the sensitivity of the value of termination, post-employment and other obligations, including the Individual Suspension Plans of Telefónica Group companies in Spain to changes in the discount rate:

-100 b.p.		+100 b.p.
Impact on value	Impact on income statement	Impact on value	Impact on income statement
(171)	(171)	161	161
A 100 b.p. increase in the discount rate would reduce the value of the liabilities by 161 million euros and have a positive impact on the income statement of 161 million euros before tax. On the other hand, a 100 b.p. decrease in the discount rate would increase the value of the liabilities by 171 million euros and have a negative impact on the income statement of 171 million euros before tax.
The Telefónica Group actively manages this position and has arranged a derivatives portfolio to significantly reduce the impact of changes in the discount rate (see Note 19).
b) Provisions for dismantling of assets
The movement of provision for dismantling of assets in 2023 and 2022 is as follows:

Millions of euros
Dismantling of assets at December 31, 2021	577
Additions	141
Accretion	(160)
Retirements/amount applied	(41)
Transfers	16
Translation differences and other	(5)
Dismantling of assets at December 31, 2022	528
Additions	54
Accretion	23
Retirements/amount applied	(67)
Transfers	14
Translation differences and other	(30)
Dismantling of assets at December 31, 2023	522
The detail by segments of provision for dismantling of assets in 2023 and 2022 is as follows:

Millions of euros	12/31/2023	12/31/2022
Telefónica Spain	16	18
Telefónica Germany	354	323
Telefónica Brazil	76	71
Telefónica Hispam	76	116
Total	522	528
c) Other provisions
The movement in “Other provisions” in 2023 and 2022 is as follows:

Millions of euros
Other provisions at December 31, 2021	2,128
Additions and accretion	856
Retirements/amount applied	(646)
Business combinations	226
Transfers	(7)
Translation differences and other	73
Other provisions at December 31, 2022	2,630
Additions and accretion	809
Retirements/amount applied	(805)
Transfers	(16)
Translation differences and other	(44)
Other provisions at December 31, 2023	2,574
"Business combinations" in 2022 mainly corresponded to provisions related to the acquisition of mobiles assets of Oi (see Note 5).
The Group is exposed to risks of claims and litigation, mainly related to tax and regulatory proceedings, and labor and civil claims.
Given the nature of the risks covered by these provisions, no reliable schedule of potential payments, if any, can be determined.
Telefónica Brazil
Telefônica Brasil, S.A. and its subsidiaries are party to administrative and judicial proceedings and labor, tax and civil claims filed in different courts. The Telefónica Group management based on the opinion of its legal counsel, recognized provisions for proceedings for which an unfavorable outcome is considered likely.
The balance of these provisions at December 31, 2023 and December 31, 2022 is shown in the following table:

Millions of euros	12/31/2023	12/31/2022
Tax proceedings	515	446
Regulatory proceedings	329	336
Labor claims	130	97
Civil proceedings	229	214
Amounts to be refunded to customers	18	108
Provision for fines for canceling lease agreements	8	99
Total	1,229	1,300
Additionally, Telefónica Brazil recognized contingent liabilities according to IFRS 3 generated on acquisition of the controlling interest of Vivo Participaçoes in 2011, GVT in 2015 and the mobile assets of Oi in 2022 (see Note 5). These contingent liabilities amounted to 187 million euros at December 31, 2023 (176 million euros at December 31, 2022).
In 2022, Complementary Law No. 194 was enacted in Brasil, leading to a reduction in the tax rate ICMS on communications services and the respective refund of these amounts to customers. The provision in Telefónica Brasil at December 31, 2023 amounted to 18 million euros (108 million euros at December 31, 2022).
"Provision for fines for canceling lease agreements" relates to the acquisition of Garliava, resulting from the sale or shutdown of sites (see Note 5).
The detail of provisions for tax proceedings by nature of risk is as follows:

Millions of euros	12/31/2023	12/31/2022
Federal taxes	149	140
State taxes	248	200
Municipal taxes	9	8
FUST	109	98
Total	515	446
The breakdown of changes in provisions for tax proceedings in 2023 and 2022 is as follows:

Millions of euros
Balance at 12/31/2021	340
Movements with a counterparty in operating income	31
Write-offs due to payment	(6)
Monetary updating	37
Translation differences	44
Balance at 12/31/2022	446
Movements with a counterparty in operating income	16
Write-offs due to payment	(3)
Monetary updating	38
Translation differences	18
Balance at 12/31/2023	515
Group management and legal counsel understand that losses are possible from tax contingencies in federal, state, municipal and other taxes for an aggregated amount of 36,963 million Brazilian reals (6,909 million euros) as of December 31, 2023 (33,473 million Brazilian reals, 6,009 million euros as of December 31, 2022). The possible contingencies from the main income tax proceedings (federal tax) are described in Note 25.
Noteworthy state tax-related contingencies include the "ICMS" tax (see Note 25). Moreover, Telefónica Brazil presently has different open proceedings regarding the Fundo de Universalização de Serviços de Telecomunicações (FUST, refer to Note 29).
With regard to regulatory proceedings, Telefónica Brazil is party to administrative proceedings against Agencia Nacional de Telecomunicações (ANATEL) based on an alleged failure to meet sector regulations and judicial proceedings to contest sanctions applied by ANATEL at the administrative level. Consolidated provisions totaled 1,761 million Brazilian reals (329 million euros) at December 31, 2023 (1,869 million Brazilian reals, 336 million euros at December 31, 2022). In addition, Group management and legal counsel understand that losses are possible from regulatory contingencies amounting to 6,765 million Brazilian reals (1,264 million euros) at December 31, 2023 (5,845 million Brazilian reals, 1,049 million euros at December 31, 2022), including the sanction for breaches of the Fixed Telephony Regulation (see Note 29.a).
In addition, Group management and legal counsel understand that losses are possible from civil proceedings, amounting to 398 million euros at December 31, 2023 (391 million euros at December 31, 2022).
In some situations, in connection with a legal requirement or presentation of guarantees, judicial deposits are made to secure the continuance of the claims under discussion. The judicial deposits by nature of risk at December 31, 2023 and December 31, 2022 are as follows:

Millions of euros	12/31/2023	12/31/2022
Tax proceedings	304	280
Labor claims	17	21
Civil proceedings	161	248
Regulatory proceedings	58	54
Garnishments	4	4
Total	544	607
Current (see Note 15)	14	106
Non-current (see Note 12)	531	501